Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net income for the year	R$ 402,649	R$ 2,167,698	R$ 13,595,621
Items that will not be subsequently reclassified to the statement of income
Actuarial gains on defined benefit plan from investments in subsidiaries	(8,399)	1,254	698
Actuarial gains on defined benefit pension plan	41,635	16,278	300,455
Total Items that will not be subsequently reclassified to the statement of income	33,236	17,532	301,153
Items that could be subsequently reclassified to the statement of income
Cumulative translation adjustments for the year	(142,939)	(534,300)	(8,097)
(Loss)/gain on cash flow hedge accounting, net of taxes	805,749	(243,942)	795,923
Cash flow hedge accounting reclassified to the statement of income upon realization, net of taxes	240,886	1,393,034	525,290
(Loss)/gain cash flow hedge accounting - reflection of investments in subsidiaries, net of taxes		56,466	18,300
Cash flow hedge of subsidiaries reclassified to income, net of taxes	5,710	(553,849)	(17,755)
Treasury shares acquired by subsidiary			(651,016)
Total Items that could be subsequently reclassified to the statement of income	909,406	117,409	662,645
Other comprehensive income	942,642	134,941	963,798
Comprehensive income for the year	1,345,291	2,302,639	14,559,419
Attributable to:
Attributed to owners of the Company	624,752	1,790,341	13,364,223
Attributed to non-controlling interests	720,539	512,298	1,195,196
Total	R$ 1,345,291	R$ 2,302,639	R$ 14,559,419